Trade Receivables and Other Receivables	12 Months Ended
Dec. 31, 2017
Trade Receivables And Other Receivables
Trade receivable and Other receivables

Note 4.A – Trade receivables

	December 31,
	2016	2017
	Thousand NIS	Thousand NIS

Open balances	149	282
Income receivables	-	43
	149	325

Note 4.B – Other receivables

	December 31,
	2016	2017
	Thousand NIS	Thousand NIS

Government authorities	1,289	1,197
Prepaid expenses	1,369	791
Receivables in respect of government grants	232	-
Others	89	36
	2,979	2,024